EQUITY FINANCING IN JIANGXI JINKO	12 Months Ended
Dec. 31, 2020
EQUITY FINANCING IN JIANGXI JINKO
EQUITY FINANCING IN JIANGXI JINKO

26.   EQUITY FINANCING IN JIANGXI JINKO

In October 2020, Jiangxi Jinko, principal operating subsidiary of the Group, completed an RMB3.10 billion (approximately USD461.2 million) equity financing. Immediately after the closing, third-party investors together with the Company's principal shareholders and senior management personnel, directly or through their investment arms, collectively own approximately a 26.7% equity interest in Jiangxi Jinko and the Company owns 73.3% equity interest in Jiangxi Jinko.

Pursuant to the equity financing agreements, third-party investors have the option to require the Company’s principal shareholders (Mr. Xiande Li, Mr. Kangping Chen and Mr. Xianhua Li) to repurchase their equity interests in Jiangxi Jinko upon the occurrence of certain events. Considering these rights of third-party investors solely against the Company’s principal shareholders and did not change the rights attached to the Jiangxi Jinko’s ordinary shares, the equity financing in Jiangxi Jinko is not mandatorily nor contingently redeemable against Jiangxi Jinko or the Group, and therefore, the equity financing was classified as noncontrolling interest in the Company’s consolidated financial statements.

Given the Group may not have been able to consummate the equity financing without the rights provided by the Company’s principal shareholders, values of the rights provided by the Company’s principal shareholders are deemed as shareholder contributions from the principal shareholders to the Company. Since the contributions from the Company’s principal shareholders incurred directly attributable to Jiangxi Jinko’s equity financing, the contributions were treated as issuance cost of the equity financing and was recorded as a reduction of noncontrolling interest with a credit of additional paid-in capital. Fair value of the rights provided by the Company’s principal shareholders approximated RMB139.9 million.